Acquisitions & Divestitures - 2020 Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2021 USD ($)
Acquisitions
Restricted Cash	$ 463	$ 307
2020 Acquisitions
Acquisitions
Number of acquisitions | item	7
Aggregate acquisitions cost	$ 723
Restricted Cash	$ 323